UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California	94105

(Address of principal executive offices)	(Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.2%	U.S. Government Securities	226,357,501	236,860,953
0.0%	Other Investment Company	13,683	13,683

99.2%	Total Investments	226,371,184	236,874,636
0.8%	Other Assets and Liabilities, Net		1,933,104

100.0%	Net Assets		238,807,740

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.2% of net assets

U.S. Treasury Obligations 99.2%

U.S. Treasury Inflation Protected Securities
0.63%, 04/15/13	5,301,372	5,394,994
1.88%, 07/15/13	8,056,680	8,431,799
2.00%, 01/15/14	8,436,289	8,951,661
1.25%, 04/15/14	5,657,668	5,921,088
2.00%, 07/15/14	7,850,209	8,446,354
1.63%, 01/15/15	7,098,809	7,638,957
0.50%, 04/15/15	7,776,795	8,087,866
1.88%, 07/15/15	6,852,583	7,526,055
2.00%, 01/15/16	6,658,675	7,402,582
0.13%, 04/15/16	9,467,246	9,788,280
2.50%, 07/15/16	6,711,928	7,707,173
2.38%, 01/15/17	5,825,273	6,701,802
2.63%, 07/15/17	4,992,316	5,877,654
1.63%, 01/15/18	5,283,991	5,919,708
1.38%, 07/15/18	5,196,319	5,761,419
2.13%, 01/15/19	4,861,329	5,658,879
1.88%, 07/15/19	5,512,470	6,347,940
1.38%, 01/15/20	6,686,117	7,450,808
1.25%, 07/15/20	10,286,448	11,361,690
1.13%, 01/15/21	11,814,497	12,903,675
0.63%, 07/15/21	8,550,933	8,934,357
2.38%, 01/15/25	9,348,346	11,504,355
2.00%, 01/15/26	6,681,441	7,918,577
2.38%, 01/15/27	5,377,179	6,705,504
1.75%, 01/15/28	5,370,262	6,202,652
3.63%, 04/15/28	6,467,063	9,296,403
2.50%, 01/15/29	5,187,522	6,638,421
3.88%, 04/15/29	7,640,739	11,444,376
3.38%, 04/15/32	2,100,046	3,089,692
2.13%, 02/15/40	4,316,779	5,481,619
2.13%, 02/15/41	4,982,708	6,364,613

Total U.S. Government Securities
(Cost $226,357,501)		236,860,953

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	13,683	13,683

Total Other Investment Company
(Cost $13,683)		13,683

End of Investments

At 9/30/11, the tax basis cost of the fund’s investments was $226,428,828 and the unrealized appreciation and depreciation were $10,597,469 and ($151,661), respectively, with a net unrealized appreciation of $10,445,808.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

 1

 Schwab U.S. TIPS ETF

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$236,860,953	$—	$236,860,953
Other Investment Company(a)	13,683	—	—	13,683

Total	$13,683	$236,860,953	$—	$236,874,636

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG59499SEP11 - 00

2

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.5%	U.S. Government Securities	200,237,010	200,877,787
0.2%	Other Investment Company	437,810	437,810

99.7%	Total Investments	200,674,820	201,315,597
0.3%	Other Assets and Liabilities, Net		563,865

100.0%	Net Assets		201,879,462

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.5% of net assets

U.S. Treasury Obligations 99.5%

U.S. Treasury Notes
1.38%, 10/15/12	7,490,000	7,582,749
0.38%, 10/31/12	959,000	961,136
3.88%, 10/31/12	4,760,000	4,948,915
1.38%, 11/15/12	5,472,000	5,545,106
0.50%, 11/30/12	2,072,000	2,079,770
3.38%, 11/30/12	3,000,000	3,110,625
1.13%, 12/15/12	5,845,000	5,910,300
0.63%, 12/31/12	5,072,000	5,099,541
1.38%, 01/15/13	5,845,000	5,931,991
0.63%, 01/31/13	2,388,000	2,401,432
2.88%, 01/31/13	1,898,000	1,964,578
1.38%, 02/15/13	5,845,000	5,936,556
3.88%, 02/15/13	1,972,000	2,069,985
1.38%, 03/15/13	6,142,000	6,243,755
1.75%, 04/15/13	7,259,000	7,425,420
3.13%, 04/30/13	2,158,000	2,255,870
1.38%, 05/15/13	4,554,000	4,635,635
3.63%, 05/15/13	4,095,000	4,316,707
1.13%, 06/15/13	7,538,000	7,647,806
1.00%, 07/15/13	4,081,000	4,133,588
0.38%, 07/31/13	3,000,000	3,006,915
3.38%, 07/31/13	4,270,000	4,512,023
0.75%, 08/15/13	7,078,000	7,140,761
3.13%, 08/31/13	4,375,000	4,612,037
3.13%, 09/30/13	6,160,000	6,508,428
2.75%, 10/31/13	5,110,000	5,367,896
0.50%, 11/15/13	6,083,000	6,107,241
2.00%, 11/30/13	4,540,000	4,704,221
0.75%, 12/15/13	3,409,000	3,441,760
1.00%, 01/15/14	5,012,000	5,087,571
1.25%, 02/15/14	6,979,000	7,126,215
4.00%, 02/15/14	1,716,000	1,863,469
1.88%, 02/28/14	1,624,000	1,682,617
1.75%, 03/31/14	2,748,000	2,842,248
1.25%, 04/15/14	4,658,000	4,760,257
1.88%, 04/30/14	6,353,000	6,595,704
2.25%, 05/31/14	5,621,000	5,895,901
0.75%, 06/15/14	7,000,000	7,068,908
2.63%, 06/30/14	2,000,000	2,121,094
0.63%, 07/15/14	2,844,000	2,861,764
2.63%, 07/31/14	3,500,000	3,717,385
0.50%, 08/15/14	2,520,000	2,526,895
4.25%, 08/15/14	2,226,000	2,469,469
2.38%, 08/31/14	2,186,000	2,309,133
2.38%, 09/30/14	6,000,000	6,346,410

Total U.S. Government Securities
(Cost $200,237,010)		200,877,787

	Number	Value
Security	of Shares	($)

Other Investment Company 0.2% of net assets

Money Funds 0.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	437,810	437,810

Total Other Investment Company
(Cost $437,810)		437,810

End of Investments

At 9/30/11, the tax basis cost of the fund’s investments was $200,675,325 and the unrealized appreciation and depreciation were $664,477 and ($24,205), respectively, with a net unrealized appreciation 640,272.

 1

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$200,877,787	$—	$200,877,787
Other Investment Company(a)	437,810	—	—	437,810

Total	$437,810	$200,877,787	$—	$201,315,597

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG59498SEP11 - 00

2

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.2%	U.S. Government Securities	91,761,578	94,766,861
0.2%	Other Investment Company	222,556	222,556

99.4%	Total Investments	91,984,134	94,989,417
0.6%	Other Assets and Liabilities, Net		579,229

100.0%	Net Assets		95,568,646

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.2% of net assets

U.S. Treasury Obligations 99.2%

U.S. Treasury Bond
7.25%, 05/15/16	540,000	697,317
8.50%, 02/15/20	478,000	736,456
8.75%, 05/15/20	720,000	1,129,782
8.75%, 08/15/20	1,023,000	1,615,780

U.S. Treasury Notes
2.38%, 10/31/14	2,199,000	2,328,020
2.13%, 11/30/14	1,617,000	1,700,630
2.63%, 12/31/14	2,400,000	2,563,687
2.25%, 01/31/15	1,625,000	1,717,931
4.00%, 02/15/15	1,500,000	1,673,321
2.38%, 02/28/15	1,300,000	1,380,544
2.50%, 03/31/15	1,300,000	1,387,745
2.50%, 04/30/15	1,300,000	1,388,664
4.13%, 05/15/15	2,106,000	2,372,706
2.13%, 05/31/15	1,680,000	1,773,048
4.25%, 08/15/15	1,680,000	1,909,950
1.25%, 08/31/15	1,120,000	1,146,075
1.38%, 11/30/15	1,125,000	1,154,356
2.13%, 02/29/16	1,198,000	1,266,885
2.38%, 03/31/16	2,601,000	2,778,396
2.00%, 04/30/16	1,198,000	1,260,340
3.25%, 06/30/16	2,550,000	2,831,099
4.88%, 08/15/16	1,530,000	1,819,266
1.00%, 08/31/16	1,243,000	1,246,301
3.13%, 10/31/16	2,610,000	2,887,109
2.75%, 11/30/16	2,988,000	3,250,851
3.13%, 01/31/17	2,160,000	2,393,213
3.00%, 02/28/17	2,700,000	2,975,063
3.25%, 03/31/17	2,304,000	2,570,759
3.13%, 04/30/17	1,824,000	2,023,785
2.75%, 05/31/17	1,710,000	1,862,965
2.50%, 06/30/17	2,412,000	2,593,276
2.38%, 07/31/17	640,000	683,700
4.75%, 08/15/17	2,340,000	2,817,872
4.25%, 11/15/17	680,000	802,081
2.25%, 11/30/17	630,000	667,603
3.50%, 02/15/18	1,649,000	1,873,290
2.75%, 02/28/18	640,000	697,550
4.00%, 08/15/18	643,000	753,616
3.75%, 11/15/18	1,558,000	1,802,533
2.75%, 02/15/19	2,295,000	2,495,455
3.13%, 05/15/19	2,766,000	3,081,930
3.63%, 08/15/19	2,839,000	3,269,730
3.38%, 11/15/19	2,484,000	2,817,400
3.63%, 02/15/20	2,404,000	2,775,493
3.50%, 05/15/20	1,848,000	2,116,673
2.63%, 08/15/20	1,170,000	1,253,271
2.63%, 11/15/20	2,628,000	2,810,727
3.63%, 02/15/21	2,106,000	2,433,253
3.13%, 05/15/21	2,137,000	2,372,235
2.13%, 08/15/21	793,000	807,129

Total U.S. Government Securities
(Cost $91,761,578)		94,766,861

	Number	Value
Security	of Shares	($)

Other Investment Company 0.2% of net assets

Money Fund 0.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	222,556	222,556

Total Other Investment Company
(Cost $222,556)		222,556

End of Investments

At 9/30/11, the tax basis cost of the fund’s investments was $91,985,467 and the unrealized appreciation and depreciation were $3,005,098 and ($1,148), respectively, with a net unrealized appreciation $3,003,950.

 1

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings (Unaudited) continued

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$94,766,861	$—	$94,766,861
Other Investment Company(a)	222,556	—	—	222,556

Total	$222,556	$94,766,861	$—	$94,989,417

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG59500SEP11 - 00

2

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of September 30, 2011 (Unaudited)

The following are the portfolio holdings as of the report date.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

0.1%		Asset-Backed Obligations	113,273	112,977
2.0%		Commercial Mortgage Backed Securities	2,096,093	2,082,317
19.9%		Corporate Bond	20,348,469	20,394,159
4.3%		Foreign Securities	4,368,059	4,373,441
32.2%		Mortgage-Backed Securities	32,522,170	32,908,238
0.6%		Municipal Bonds	584,490	600,552
39.7%		U.S. Government and Government Agencies	39,379,317	40,649,755
1.0%		Other Investment Company	1,024,430	1,024,430
19.5%		Short-Term Investment	19,999,740	19,999,740

119.3%		Total Investments	120,436,041	122,145,609
(19	.3)%	Other Assets and Liabilities, Net		(19,744,139)

100.0%		Net Assets		102,401,470

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Asset-Backed Obligations 0.1% of net assets

Citibank Credit Card Issuance Trust
Series 2005-A2, Class A2, ABS
4.85%, 03/10/17 (a)	100,000	112,977

Total Asset-Backed Obligations
(Cost $113,273)		112,977

Commercial Mortgage Backed Securities 2.0% of net assets

Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2004-6, Class A5, CMO 4.81%, 12/10/42 (a)	200,000	213,324
Series 2005-4, Class A5A, CMO 4.93%, 07/10/45 (a)	361,000	388,714
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4, CMO, VRN
5.41%, 12/11/40 (a)	400,000	433,946
Credit Suisse Mortgage Capital Certificates
Series 2007-C5, Class A3, CMO, VRN
5.69%, 09/15/40 (a)(b)	200,000	208,877
GS Mortgage Securities Corp. II
Series 2007-GG10, Class A3, CMO, VRN 5.98%, 08/10/45 (a)(b)	200,000	204,185
Series 2007-GG10, Class A4, CMO, VRN 5.98%, 08/10/45 (a)(b)	400,000	417,288
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class ASB, CMO, VRN
5.83%, 02/15/51 (a)(b)	200,000	215,983

Total Commercial Mortgage Backed Securities
(Cost $2,096,093)		2,082,317

Corporate Bond 19.9% of net assets

Finance 6.7%

Banking 4.4%
American Express Credit Corp.
5.13%, 08/25/14	270,000	292,432
Bank of America Corp.
4.88%, 01/15/13	200,000	199,364
3.63%, 03/17/16	250,000	227,806
7.63%, 06/01/19	102,000	107,298
Citigroup, Inc.
5.50%, 04/11/13	400,000	411,840
4.75%, 05/19/15	100,000	102,559
8.50%, 05/22/19	54,000	65,317
5.88%, 05/29/37	50,000	47,953
Credit Suisse USA, Inc.
5.38%, 03/02/16	250,000	267,794
Goldman Sachs Group, Inc.
4.75%, 07/15/13	75,000	77,214
5.95%, 01/18/18	240,000	247,411
6.13%, 02/15/33	80,000	80,563
6.25%, 02/01/41	75,000	73,172
HSBC USA, Inc.
5.00%, 09/27/20	64,000	60,657
JPMorgan Chase & Co.
2.05%, 01/24/14	425,000	429,506
2.60%, 01/15/16	273,000	267,317
6.30%, 04/23/19	300,000	339,916
Merrill Lynch & Co., Inc.
6.88%, 04/25/18	100,000	100,166
Morgan Stanley
7.30%, 05/13/19	200,000	206,404
5.50%, 07/28/21	100,000	92,797
7.25%, 04/01/32	160,000	166,325
PNC Funding Corp.
3.63%, 02/08/15	60,000	62,990
Wachovia Corp.
5.75%, 06/15/17	150,000	169,069
Wells Fargo & Co.
4.60%, 04/01/21	175,000	187,420
5.38%, 02/07/35	50,000	53,458

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
Wells Fargo & Co., Series I
3.75%, 10/01/14	150,000	158,506

		4,495,254

Brokerage 0.1%
Nomura Holdings, Inc.
5.00%, 03/04/15	100,000	104,873
6.70%, 03/04/20	15,000	16,894

		121,767

Finance Company 0.7%
Capital One Capital III
7.69%, 08/15/36	20,000	19,625
General Electric Capital Corp.
4.80%, 05/01/13	100,000	105,061
5.90%, 05/13/14	230,000	251,595
5.88%, 01/14/38	133,000	136,780
HSBC Finance Corp.
5.00%, 06/30/15	95,000	98,018
6.68%, 01/15/21 (c)	25,000	24,612
SLM Corp.
5.00%, 04/15/15	75,000	69,997

		705,688

Insurance 1.1%
Allstate Corp.
5.00%, 08/15/14	100,000	109,490
American International Group, Inc.
5.85%, 01/16/18	40,000	39,731
6.40%, 12/15/20	160,000	163,288
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	40,000	45,735
Berkshire Hathaway, Inc.
3.20%, 02/11/15	140,000	147,309
MetLife, Inc.
6.82%, 08/15/18	100,000	117,452
Principal Financial Group, Inc.
7.88%, 05/15/14	25,000	28,414
Prudential Financial, Inc.
5.90%, 03/17/36	40,000	39,768
6.63%, 12/01/37	85,000	93,335
Travelers Cos., Inc.
5.90%, 06/02/19	60,000	70,023
6.25%, 06/15/37	70,000	82,858
UnitedHealth Group, Inc.
6.00%, 02/15/18	143,000	169,919

		1,107,322

Real Estate Investment Trust 0.4%
Digital Realty Trust LP
5.25%, 03/15/21	100,000	99,168
HCP, Inc.
2.70%, 02/01/14	18,000	17,743
5.38%, 02/01/21 (a)	46,000	46,237
Simon Property Group LP
6.75%, 05/15/14 (a)	18,000	20,085
6.13%, 05/30/18	150,000	168,887
5.65%, 02/01/20 (a)	52,000	57,120

		409,240

		6,839,271

Industrial 10.7%

Basic Industry 1.0%
ArcelorMittal
5.25%, 08/05/20	102,000	91,288
7.00%, 10/15/39	100,000	89,442
Dow Chemical Co.
8.55%, 05/15/19	150,000	192,426
EI du Pont de Nemours & Co.
5.25%, 12/15/16	50,000	57,464
International Paper Co.
8.70%, 06/15/38	10,000	12,656
Monsanto Co.
2.75%, 04/15/16	80,000	84,347
Packaging Corp. of America
5.75%, 08/01/13	50,000	53,403
Rio Tinto Finance USA Ltd.
8.95%, 05/01/14	85,000	100,579
1.88%, 11/02/15	170,000	170,345
6.50%, 07/15/18	43,000	51,668
Vale Overseas Ltd.
6.88%, 11/10/39	84,000	91,140

		994,758

Capital Goods 1.0%
Boeing Capital Corp.
4.70%, 10/27/19	50,000	56,839
Boeing Co.
6.88%, 03/15/39	90,000	124,836
Caterpillar Financial Services Corp.
7.15%, 02/15/19	72,000	92,684
Caterpillar, Inc.
5.70%, 08/15/16	100,000	117,853
General Electric Co.
5.00%, 02/01/13	40,000	41,907
5.25%, 12/06/17	195,000	216,946
Honeywell International, Inc.
4.25%, 03/01/13	240,000	251,976
Lockheed Martin Corp.
4.25%, 11/15/19	36,000	39,209
Republic Services, Inc.
5.70%, 05/15/41	80,000	90,967

		1,033,217

Communications 2.1%
AT&T, Inc.
4.95%, 01/15/13	100,000	104,767
4.45%, 05/15/21	125,000	134,373
6.80%, 05/15/36	30,000	36,263
6.30%, 01/15/38	20,000	22,989
5.35%, 09/01/40	104,000	109,119
BellSouth Corp.
6.88%, 10/15/31	50,000	62,472
CBS Corp.
4.30%, 02/15/21 (a)	30,000	30,222
7.88%, 07/30/30	65,000	82,280
Cellco Partnership / Verizon Wireless Capital LLC
5.55%, 02/01/14	90,000	98,518
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	100,000	109,909
Comcast Corp.
5.15%, 03/01/20	25,000	28,266

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
DIRECTV Holdings LLC
3.55%, 03/15/15	100,000	104,376
5.88%, 10/01/19	25,000	28,173
6.00%, 08/15/40 (a)	150,000	160,662
France Telecom S.A.
2.75%, 09/14/16	150,000	149,017
NBCUniversal Media LLC
4.38%, 04/01/21	100,000	102,912
News America, Inc.
5.30%, 12/15/14	54,000	58,798
6.15%, 03/01/37	50,000	53,594
Telefonica Emisiones S.A.U.
6.22%, 07/03/17	50,000	50,590
Time Warner Cable, Inc.
5.85%, 05/01/17	50,000	55,625
Verizon Communications, Inc.
5.25%, 04/15/13	75,000	79,763
8.75%, 11/01/18	75,000	100,575
5.85%, 09/15/35	80,000	94,226
Verizon Global Funding Corp.
7.75%, 12/01/30	100,000	137,841
Vodafone Group PLC
5.63%, 02/27/17	50,000	57,367
5.45%, 06/10/19	45,000	52,838
4.38%, 03/16/21	30,000	32,642
6.15%, 02/27/37	50,000	62,189

		2,200,366

Consumer Cyclical 1.2%
CVS Caremark Corp.
4.88%, 09/15/14	75,000	81,984
4.75%, 05/18/20	108,000	118,447
Daimler Finance North America LLC
8.50%, 01/18/31	75,000	106,352
eBay, Inc.
1.63%, 10/15/15	50,000	50,199
Home Depot, Inc.
5.40%, 03/01/16	50,000	56,630
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	150,000	164,813
Marriott International, Inc.
5.63%, 02/15/13	50,000	51,988
McDonald’s Corp.
5.30%, 03/15/17	75,000	86,813
Target Corp.
6.35%, 11/01/32	45,000	55,726
Time Warner, Inc.
7.70%, 05/01/32	61,000	77,626
Viacom, Inc.
4.38%, 09/15/14	98,000	104,788
Wal-Mart Stores, Inc.
6.50%, 08/15/37	136,000	180,992
Walt Disney Co.
1.35%, 08/16/16	50,000	49,364

		1,185,722

Consumer Non-Cyclical 2.7%
Abbott Laboratories
5.88%, 05/15/16	100,000	117,840
Altria Group, Inc.
7.75%, 02/06/14	20,000	22,794
4.75%, 05/05/21	100,000	103,636
10.20%, 02/06/39	37,000	53,786
Amgen, Inc.
6.40%, 02/01/39	50,000	66,045
Anheuser-Busch Cos., Inc.
6.45%, 09/01/37	60,000	78,619
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 11/15/14	143,000	159,905
6.88%, 11/15/19	100,000	127,438
Covidien International Finance S.A.
2.80%, 06/15/15	50,000	51,882
Johnson & Johnson
1.20%, 05/15/14	100,000	101,492
5.95%, 08/15/37	75,000	101,476
Kimberly-Clark Corp.
5.00%, 08/15/13	45,000	48,268
Kraft Foods, Inc.
4.13%, 02/09/16	50,000	53,296
5.38%, 02/10/20	150,000	170,048
Kroger Co.
6.40%, 08/15/17	25,000	29,680
Medtronic, Inc.
4.50%, 03/15/14	105,000	113,886
Merck & Co., Inc.
4.38%, 02/15/13	35,000	36,735
2.25%, 01/15/16	90,000	93,267
5.85%, 06/30/39	64,000	83,792
PepsiCo, Inc.
4.65%, 02/15/13	100,000	105,468
5.00%, 06/01/18	100,000	116,216
Pfizer, Inc.
6.20%, 03/15/19	225,000	282,391
Philip Morris International, Inc.
4.88%, 05/16/13	100,000	106,139
6.38%, 05/16/38	50,000	64,689
Procter & Gamble Co.
1.80%, 11/15/15	75,000	77,034
4.70%, 02/15/19	42,000	49,339
5.55%, 03/05/37	36,000	46,523
Quest Diagnostics, Inc.
4.75%, 01/30/20	120,000	128,476
6.95%, 07/01/37	40,000	50,367
Reynolds American, Inc.
7.63%, 06/01/16	25,000	29,960
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21 (a)	50,000	52,009

		2,722,496

Energy 1.4%
Anadarko Petroleum Corp.
5.95%, 09/15/16	125,000	136,872
6.38%, 09/15/17	40,000	44,929
8.70%, 03/15/19	68,000	85,880
BP Capital Markets PLC
3.63%, 05/08/14	120,000	126,040
Conoco, Inc.
6.95%, 04/15/29	64,000	85,441
ConocoPhillips
5.75%, 02/01/19	50,000	59,874
6.50%, 02/01/39	125,000	166,362
Devon Energy Corp.
5.60%, 07/15/41 (a)	100,000	115,723
Encana Corp.
6.50%, 02/01/38	68,000	77,861

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
Halliburton Co.
7.45%, 09/15/39	60,000	86,066
Shell International Finance BV
3.10%, 06/28/15	100,000	106,258
4.30%, 09/22/19	100,000	112,517
Talisman Energy, Inc.
3.75%, 02/01/21	48,000	46,696
Total Capital S.A.
3.00%, 06/24/15	100,000	105,804
Transocean, Inc.
4.95%, 11/15/15	40,000	42,165
Valero Energy Corp.
6.13%, 02/01/20	20,000	22,229

		1,420,717

Technology 0.9%
Cisco Systems, Inc.
2.90%, 11/17/14	166,000	175,166
International Business Machines Corp.
7.50%, 06/15/13	160,000	177,241
7.00%, 10/30/25	105,000	143,811
Microsoft Corp.
4.50%, 10/01/40	125,000	138,069
Oracle Corp.
5.75%, 04/15/18	115,000	137,205
3.88%, 07/15/20 (c)	180,000	191,454

		962,946

Transportation 0.4%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	156,237
5.05%, 03/01/41 (a)	80,000	86,106
Southwest Airlines Co.
5.13%, 03/01/17	70,000	75,117
United Parcel Service, Inc.
6.20%, 01/15/38	75,000	102,052

		419,512

		10,939,734

Utilities 2.5%

Electric 1.8%
Commonwealth Edison Co.
1.95%, 09/01/16	50,000	49,599
Dominion Resources, Inc.
5.00%, 03/15/13	170,000	179,779
Duke Energy Carolinas LLC
6.00%, 12/01/28	100,000	122,191
Duke Energy Indiana, Inc.
3.75%, 07/15/20	175,000	186,407
Exelon Generation Co. LLC
5.20%, 10/01/19	142,000	153,524
4.00%, 10/01/20 (a)	150,000	149,405
FirstEnergy Corp.
7.38%, 11/15/31	64,000	79,159
Florida Power Corp.
6.40%, 06/15/38	91,000	119,846
Georgia Power Co.
4.75%, 09/01/40	100,000	106,970
Midamerican Energy Holdings Co.
5.75%, 04/01/18	100,000	115,449
6.13%, 04/01/36	200,000	240,374
Pacific Gas & Electric Co.
6.05%, 03/01/34	142,000	170,038
Virginia Electric and Power Co.
6.00%, 05/15/37	139,000	177,374

		1,850,115

Natural Gas 0.7%
Energy Transfer Partners LP
6.70%, 07/01/18	50,000	56,042
Enterprise Products Operating LLC
9.75%, 01/31/14	134,000	156,884
6.30%, 09/15/17	45,000	52,303
4.05%, 02/15/22	150,000	150,589
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	200,000	203,733
National Grid PLC
6.30%, 08/01/16	75,000	86,311
TransCanada PipeLines Ltd.
3.80%, 10/01/20	56,000	59,177

		765,039

		2,615,154

Total Corporate Bond
(Cost $20,348,469)		20,394,159

Foreign Securities 4.3% of net assets

Foreign Agencies 1.2%

Canada 0.1%
Export Development Canada
2.25%, 05/28/15	100,000	105,194
1.25%, 10/27/15	60,000	60,777

		165,971

Cayman Islands 0.2%
Petrobras International Finance Co.
6.88%, 01/20/40	180,000	191,700

		191,700

Germany 0.6%
Kreditanstalt fuer Wiederaufbau
1.88%, 01/14/13 (d)	250,000	254,334
2.63%, 02/16/16 (d)	175,000	186,316
4.88%, 01/17/17 (d)	50,000	58,813
4.50%, 07/16/18 (d)	75,000	88,247

		587,710

Republic of Korea 0.3%
Export-Import Bank of Korea
5.88%, 01/14/15	300,000	320,499

		320,499

		1,265,880

Foreign Local Government 0.5%

Canada 0.5%
Hydro Quebec
8.05%, 07/07/24	60,000	89,447
Province of British Columbia
4.30%, 05/30/13	109,000	115,848

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)
Province of Ontario
2.95%, 02/05/15	160,000	169,266
Province of Quebec
7.50%, 09/15/29	68,000	104,315

		478,876

Sovereign 1.2%

Brazil 0.4%
Brazilian Government International Bond
6.00%, 01/17/17	150,000	171,600
8.25%, 01/20/34	150,000	211,500

		383,100

Canada 0.2%
Canada Government International Bond
2.38%, 09/10/14	250,000	263,297

		263,297

Mexico 0.4%
Mexico Government International Bond
5.88%, 02/17/14	84,000	91,098
8.00%, 09/24/22	200,000	277,500

		368,598

Peru 0.2%
Peruvian Government International Bond
7.13%, 03/30/19	170,000	206,125

		206,125

		1,221,120

Supranational 1.4%
Asian Development Bank
2.63%, 02/09/15	100,000	106,224
European Investment Bank
1.63%, 03/15/13	275,000	279,345
4.63%, 10/20/15	400,000	456,197
2.50%, 05/16/16	80,000	84,680
Inter-American Development Bank
5.13%, 09/13/16	100,000	117,842
International Bank for Reconstruction & Development
3.63%, 05/21/13	50,000	52,648
2.13%, 03/15/16	200,000	209,190
International Finance Corp.
2.13%, 11/17/17	100,000	101,439

		1,407,565

Total Foreign Securities
(Cost $4,368,059)		4,373,441

Mortgage-Backed Securities 32.2% of net assets

U.S. Government Agency Mortgages 32.2%
Fannie Mae
5.50%, 05/01/38 (a)	762,906	829,231
5.00%, 04/01/39 (a)	849,515	914,936
4.50%, 07/01/39 (a)	980,524	1,041,858
3.36%, 04/01/40 (a)(b)	259,647	271,013
3.60%, 05/01/40 (a)(b)	102,751	107,814
Fannie Mae TBA
3.50%, 10/01/26 to 10/01/41 (a)	700,000	728,533
4.00%, 10/01/26 to 11/01/41 (a)	2,400,000	2,519,327
4.50%, 10/01/26 to 11/01/41 (a)	2,300,000	2,439,781
5.00%, 10/01/26 to 11/01/41 (a)	1,200,000	1,289,329
5.50%, 10/01/26 to 11/01/41 (a)	1,100,000	1,191,985
6.00%, 10/01/26 to 11/01/41 (a)	1,300,000	1,424,110
6.50%, 10/01/41 to 11/01/41 (a)	400,000	440,750
7.00%, 10/01/41 (a)	100,000	114,938
Freddie Mac
5.00%, 02/01/39 (a)	948,690	1,018,814
4.50%, 06/01/39 (a)	973,451	1,031,381
5.50%, 02/01/40 (a)	949,404	1,030,607
4.00%, 11/01/40 (a)	593,577	622,452
Freddie Mac TBA
3.50%, 10/01/26 to 10/01/41 (a)	500,000	519,563
4.00%, 10/01/26 to 11/01/41 (a)	1,400,000	1,467,922
4.50%, 10/01/26 to 11/01/41 (a)	2,000,000	2,115,422
5.00%, 10/01/26 to 11/01/41 (a)	1,600,000	1,714,125
5.50%, 10/01/26 to 11/01/41 (a)	800,000	864,656
6.00%, 10/01/41 to 11/01/41 (a)	1,000,000	1,095,281
6.50%, 10/01/41 to 11/01/41 (a)	400,000	442,109
Ginnie Mae
4.50%, 07/15/39 (a)	982,317	1,071,365
5.00%, 10/15/39 (a)	689,503	758,071
3.00%, 10/20/40 to 06/20/41 (a)(b)	688,167	718,208
Ginnie Mae TBA
4.00%, 10/01/41 to 11/01/41 (a)	900,000	961,734
4.50%, 10/01/41 to 11/01/41 (a)	1,400,000	1,519,328
5.00%, 10/01/41 to 11/01/41 (a)	1,000,000	1,097,110
5.50%, 10/01/41 to 11/01/41 (a)	800,000	883,313
6.00%, 10/01/41 to 11/01/41 (a)	400,000	445,969
6.50%, 10/01/41 (a)	100,000	113,484
3.50%, 12/01/41 (a)	100,000	103,719

Total Mortgage-Backed Securities
(Cost $32,522,170)		32,908,238

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Municipal Bonds 0.6% of net assets

Fixed-Rate Obligations 0.6%
California
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	150,000	183,939
New Jersey State Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	100,000	133,969
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009
5.75%, 06/15/41	100,000	123,402
Yale University
Medium-Term Notes Series B
2.90%, 10/15/14	150,000	159,242

Total Municipal Bonds
(Cost $584,490)		600,552

U.S. Government and Government Agencies 39.7% of net assets

U.S. Government Agency Securities 5.9%
Fannie Mae
0.38%, 12/28/12	1,290,000	1,291,682
0.50%, 08/09/13	210,000	210,310
1.63%, 10/26/15	1,140,000	1,170,211
7.13%, 01/15/30	200,000	306,924
Federal Home Loan Bank
0.88%, 12/27/13	220,000	222,036
5.00%, 11/17/17	510,000	614,888
Freddie Mac
0.38%, 11/30/12	772,000	772,770
0.75%, 03/28/13	710,000	714,376
1.00%, 07/30/14	570,000	576,891
6.75%, 03/15/31	130,000	197,369

		6,077,457

U.S. Treasury Obligations 33.8%
U.S. Treasury Bonds
9.13%, 05/15/18	1,980,000	2,967,216
8.00%, 11/15/21	1,190,000	1,858,817
6.00%, 02/15/26	635,000	909,340
5.38%, 02/15/31	375,000	527,578
3.50%, 02/15/39	1,520,000	1,690,287
4.63%, 02/15/40	996,000	1,331,060
4.25%, 11/15/40	230,000	290,878
3.75%, 08/15/41	390,000	454,107
U.S. Treasury Notes
1.38%, 02/15/13	550,000	558,615
1.38%, 03/15/13	1,770,000	1,799,324
1.38%, 05/15/13	1,670,000	1,699,936
0.50%, 05/31/13	1,610,000	1,617,044
0.38%, 07/31/13	1,850,000	1,854,264
0.75%, 09/15/13	1,450,000	1,463,198
2.38%, 02/28/15	1,040,000	1,104,435
2.50%, 03/31/15	1,250,000	1,334,370
2.50%, 04/30/15	1,080,000	1,153,659
2.13%, 05/31/15	1,370,000	1,445,879
1.88%, 06/30/15	1,370,000	1,433,576
2.63%, 02/29/16	930,000	1,003,165
2.63%, 04/30/16	1,060,000	1,144,469
3.25%, 05/31/16	940,000	1,042,959
3.00%, 09/30/16	730,000	802,601
1.88%, 10/31/17	1,100,000	1,141,509
2.88%, 03/31/18	1,310,000	1,438,135
3.38%, 11/15/19	900,000	1,020,797
2.63%, 11/15/20	870,000	930,492
3.63%, 02/15/21	480,000	554,588

		34,572,298

Total U.S. Government and Government Agencies
(Cost $39,379,317)		40,649,755

	Number	Value
Security	of Shares	($)

Other Investment Company 1.0% of net assets

Money Fund 1.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	1,024,430	1,024,430

Total Other Investment Company
(Cost $1,024,430)		1,024,430

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 19.5% of net assets

U.S. Government Agency Securities 13.2%
Federal Home Loan Bank
0.01%, 10/12/11 (e)	2,000,000	1,999,997
Federal Home Loan Bank
0.04%, 11/16/11 (e)	3,000,000	2,999,866
Federal Home Loan Bank
0.04%, 11/18/11 (e)	2,500,000	2,499,883
Freddie Mac
0.00%, 10/07/11 (e)	2,675,000	2,675,000
Freddie Mac
0.00%, 10/11/11 (e)	3,325,000	3,324,999

		13,499,745

U.S. Treasury Obligations 6.3%
U.S. Treasury Bills
0.00%, 10/13/11 (e)	3,000,000	2,999,996
U.S. Treasury Bills
0.00%, 10/20/11 (e)	3,500,000	3,499,999

		6,499,995

Total Short-Term Investments
(Cost $19,999,740)		19,999,740

End of Investments

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

At 9/30/11, the tax basis cost of the fund’s investments was $120,437,207 and the unrealized appreciation and depreciation were $2,029,627 and ($321,225), respectively, with a net unrealized appreciation $1,708,402.

(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
(b)	Variable-rate security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $216,066 or 0.2% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the purchase yield.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab U.S. Aggregate Bond ETF

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Mortgage-Backed Securities(a)	$—	$32,908,238	$—	$32,908,238
Corporate Bond(a)	—	20,394,159	—	20,394,159
U.S. Government and Government Agencies(a)	—	40,649,756	—	40,649,756
Commercial Mortgage Backed Securities	—	2,082,317	—	2,082,317
Asset-Backed Obligation	—	112,977	—	112,977
Foreign Securities(a)	—	4,373,440	—	4,373,440
Municipal Bonds(a)	—	600,552	—	600,552
Other Investment Company(a)	1,024,430	—	—	1,024,430
Short-Term Investments(a)	—	19,999,740	—	19,999,740

Total	$1,024,430	$121,121,179	$—	$122,145,609

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG64288SEP11 - 00

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 15, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 15, 2011

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	November 15, 2011